Shareholder's Equity - Additional Information (Detail) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Jan. 03, 2020	Dec. 31, 2019
Statements [Line Items]
Issued capital		R$ 12,377,999		R$ 1,485,436
Capital reserve		R$ 11,052,135		R$ 999,931
Dividend Rate		30.00%
Nominal common shares		1,375,158,636		865,659,942
Profit reserve related to retained earnings		R$ 6,864		R$ 1,428
Capital reserve [member]
Statements [Line Items]
Increase (decrease) through transfer to statutory reserve, equity	R$ 2,000,000	52,041
Increase (decrease) in equity	R$ 1,118	147,592
Increase (decrease) through other changes, equity		58,496
Profit Reserve [Member]
Statements [Line Items]
Increase (decrease) through transfer to statutory reserve, equity		147,592
Increase (decrease) in equity		155,884
Increase (decrease) through other changes, equity		8,292
Natura Cosmetics [Member]
Statements [Line Items]
Total subscription price			R$ 13,274,894
Issued capital			3,397,746
Capital reserve		R$ 11,052,470	R$ 9,877,148	R$ 999,931